Drinker Biddle & Reath LLP

One Logan Square, Suite 2000

Philadelphia, PA 19103

(215) 988-2700 (Phone)

(215) 988-2757 (Facsimile)

www.drinkerbiddle.com

March 17, 2017

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Hatteras Core Alternatives TEI Fund, L.P. (the “Fund”)
Preliminary Proxy Materials
(1933 Act Registration No. 333-199043)
(1940 Act Registration No. 811-21665)

Ladies and Gentlemen:

Enclosed for filing pursuant to Rule 14a-6(a) of the Securities Exchange Act of 1934, as amended, please find the Fund’s Preliminary Proxy Statement, Notice of Special Meeting of Partners and Form of Proxy (collectively, the “Proxy Materials”). These Proxy Materials are being filed in connection with a special meeting of limited partners of the Fund being held:  to obtain voting instructions regarding a Hatteras Master Fund, L.P. (the “Master Fund”) Proposal to approve an investment sub-advisory agreement among Portfolio Advisors, LLC, Hatteras Funds, LP and the Master Fund.

Questions and comments concerning the enclosed materials may be directed to me at (215) 988-2959.

Sincerely,
/s/ Joshua B. Deringer
Joshua B. Deringer